PATENTS AND TRADEMARKS (Details - Patents and trademarks) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Patents	$ 11,161,428	$ 11,161,428
Accumulated Amortization	(2,117,432)	(1,569,310)
Intangible Asset, net	$ 9,043,996	9,592,118
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents		405,007	395,472
Accumulated Amortization		(277,707)	(266,332)
Intangible Asset, net		$ 127,300	$ 129,140